Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 48,117	$ 42,556
Less: Accumulated depreciation	(27,675)	(24,534)
Sub-total	20,442	18,022
Construction in progress	574	14
Total	21,016	18,036
Servers and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	42,641	37,332
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,538	1,544
Furniture, fittings and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	845	856
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	299	320
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 2,794	$ 2,504